Citigroup Mortgage Loan Trust 2025-RP1 ABS-15G

Exhibit 99.1 - Schedule 6(b)

Exception Summary (Loan Grades)
Run Date - 2/14/2025 2:44:16 PM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Current	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	18	0	0	0	0	18
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	10	0	0	0	0	10
		Title Issue -	2	0	0	0	0	2
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Total Current Grade (3) Exceptions:	32	0	0	0	0	32